10. Commitments (Q2) (Quarter 2 [Member])	6 Months Ended
Jun. 30, 2014
Quarter 2 [Member]
10. Commitments

Note 10 Commitments

(A) Licensing and Royalty Agreement

In 2011, the Company executed a trademark licensing agreement with General Electric (“GE”), which allows the Company the right to market ceiling light and fan fixtures, with the Company’s Technology installed displaying the GE logo. In addition, The GE trademark license agreement imposes certain manufacturing and quality control conditions that the Company must maintain in order to continue to use the GE logo.

The agreement expires on November 30, 2018.

The license is non-transferable and cannot be sub licensed. Various termination clauses are applicable, however, none were enforceable as of June 30, 2014 and December 31, 2013, respectively.

On August 13, 2014, the Company entered into an amendment pertaining to its royalty obligations. Under the terms of the agreement, the Company will compute royalty liabilities, if any, as follows:

Net Sales in Contract Year	Percentage of the Contract Year Net Sales owed to GE

$0 - $50,000,000	7%
$50,000,001 - $100,000,000	6%
$100,000,001 +	5%

For Net Sales Made	Payment Due Date

December 1 - February 28/29	26 - Mar
March 1 - May 30	26 - Jun
June 1 - August 31	26 - Sep
September 1 - November 30	26 - Dec

The term shall carry a royalty minimum of $12,000,000. If licensee does not pay GE a cumulative royalty of $12,000,000 over the term of the agreement, the difference between $12,000,000 and all prior payments would be due on December 31, 2018.

(B) Employment Agreement – Chief Executive Officer

On November 15, 2013, the Company executed an employment agreement that commenced January 1, 2014 and expires on December 31, 2018.

Under the terms of the agreement, the Company granted 1,250,000 shares of common stock, having a fair value of $312,500. 500,000 shares vested on November 15, 2013 (see Note 10 (A) (2); the remaining 750,000 shares vest evenly, (250,000 shares) each on December 31, 2014, 2015 and 2016.

The Chief Executive Officer will also receive:

•	Annual salary of a minimum $150,000,
•	Additional cash compensation based on various thresholds and/or milestones tied to the Company meeting various revenue goals; none of which occurred as of the date of this report; and
•	5 year stock options equal to 1 ½% of quarterly net income, a strike price will be determined on the grant date, which as of the date of this report has not yet occurred.

(C) Consulting Agreement

On December 1, 2013, the Company executed a 3 year consulting agreement with a Non-Executive Chairman, having the following terms:

•	Annual salary of a minimum $150,000; and
•	Cash, stock or 5 year stock options (cashless exercise option by holder) equal to ½% of Company’s annual gross revenue (sales less returns and discounts), a strike price will be determined on the grant date, which as of the date of this report has not yet occurred.

On June 24, 2014, the Company executed a 2 year consulting agreement at a monthly fee of $6,500 and a one-time issuance of 250,000 stock options with a strike price of $0.375. As of June 30, 2014, the term, vesting provisions and other terms of the options are still being negotiated; as a result, these options are not considered issued and outstanding.

(D) Operating Lease

In January 2014, the Company executed a 39 month lease for a corporate headquarters. The Company paid a security deposit of $27,020.

The minimum rent obligations are approximately as follows:

2014 (9 months)	$61,000
2015	83,000
2016	86,000
2017	22,000
Total	$252,000